Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable, Related Parties, Current	$ 438	$ 490
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	729,680,790	574,171,945	342,516,931
Common Stock, Shares Outstanding	729,680,790	574,171,945	342,516,931
Series D Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000.000	$ 1,000.000	$ 1,000.000
Preferred Stock Shares, Designated	1,300	1,300	0
Preferred Stock, Shares Authorized		1,300	0
Preferred Stock, Shares Issued	1,299,327	1,299,327	0
Preferred Stock, Shares Outstanding	1,299	1,299	0
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	250,000	250,000	250,000
Preferred Stock, Shares Issued	0	0	250,000
Preferred Stock, Shares Outstanding	0	0	250,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	3,000,000	2,500,000	2,500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	750,000	750,000	750,000
Preferred Stock, Shares Issued	750,000	750,000	0
Preferred Stock, Shares Outstanding	750,000	750,000	0